MATERIALS AND SUPPLIES - Narratives (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
MATERIALS AND SUPPLIES [abstract]
Cost of materials and supplies consumed, recognized as operating expenses	¥ 1,296,779,000	¥ 1,736,886,000
Provision for writing down materials and supplies to net realisable values	0	17,640,000
Additional provisions, materials and supplies	0	14,242,000
Amount of materials and supplies reversed as the recovery price increased	0	3,449,000
Materials and supplies write-offs arising from realization of losses in the disposal of assets	¥ 17,640,000	¥ 30,973,000